Income Taxes (Details 2) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Deferred tax assets
Loss carryforwards	$ 144.0	$ 74.2
Stock-based compensation	43.2	50.1
Inventory	12.5	14.1
Derivative instruments	0.0	5.1
Insurance accruals	5.2	3.8
Employee benefits	2.5	2.8
Unrealized foreign exchange	0.0	1.3
Other accruals	28.4	39.4
Gross deferred tax assets	235.8	190.8
Valuation allowances	(134.1)	(35.7)
Deferred tax assets, net	101.7	155.1
Deferred tax liabilities
Intangible assets	(720.6)	(688.1)
Property, plant and equipment	(255.0)	(264.2)
Provision for unremitted earnings	(229.3)	(199.9)
Investments in equity method investees	(24.2)	(24.3)
Unrealized foreign exchange	(4.1)	0.0
Derivative instruments	(0.9)	0.0
Total deferred tax liabilities	(1,234.1)	(1,176.5)
Deferred tax liabilities, net	$ (1,132.4)	$ (1,021.4)